Contractual Commitments - Contractual Commitments - Additional Information (Detail) Capacity in Thousands, $ in Millions				12 Months Ended
	May 02, 2025 Capacity	Mar. 10, 2025 Wells	Feb. 09, 2023	Dec. 31, 2025 USD ($)
Disclosure of Contractual Commitments [Line Items]
The exploratory and investment commitments and expenses until the completion of the most significant exploration permits and exploitation concessions | $				$ 699
Transportation concession percentage			24.80%
Number of natural gas supply agreements term	20 years
Aguada de la Arena [member]
Disclosure of Contractual Commitments [Line Items]
Equity interest in joint operation		100.00%
Number of unconventional wells		6
La Angostura Sur I [Member]
Disclosure of Contractual Commitments [Line Items]
Equity interest in joint operation		100.00%
Number of unconventional wells		4
La Angostura Sur II [Member]
Disclosure of Contractual Commitments [Line Items]
Equity interest in joint operation		100.00%
Number of unconventional wells		3
Narambuena [member]
Disclosure of Contractual Commitments [Line Items]
Equity interest in joint operation		50.00%
Number of unconventional wells		14
Compania De Desarrollo [Member]
Disclosure of Contractual Commitments [Line Items]
Equity interest in joint operation		50.00%
PAE [Member]
Disclosure of Contractual Commitments [Line Items]
Proportion of voting rights held in joint operation	30.00%
Sur Inversiones Energticas [Member]
Disclosure of Contractual Commitments [Line Items]
Proportion of voting rights held in joint operation	25.00%
Pampa [Member]
Disclosure of Contractual Commitments [Line Items]
Proportion of voting rights held in joint operation	20.00%
SE Argentina Holding BV [Member]
Disclosure of Contractual Commitments [Line Items]
Proportion of voting rights held in joint operation	15.00%
Golar Subholding [Member]
Disclosure of Contractual Commitments [Line Items]
Proportion of voting rights held in joint operation	10.00%
Golar Hilli Corporation [Member]
Disclosure of Contractual Commitments [Line Items]
Number of years exploitation concession term	20 years
Normal capacity of ton exploitation | Capacity	2,450
Golar MKII Corporation [Member]
Disclosure of Contractual Commitments [Line Items]
Normal capacity of ton exploitation | Capacity	3,500
Number of lease term	20 years
Additional number of lease term	5 years